OTHER ASSETS (Details Textual) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Other Asset Impairment Charges	CAD 0.0	CAD 1.6	$ 1.6	CAD 0.0	$ 30.2